OWNERS' EQUITY - Phantom and Restricted Unit Awards (Detail) - Phantom Unit And Restricted Unit Awards - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Total non-vested at beginning	559,218	1,029,638
Units issued (in shares)	18,518	1,381,572
Units vested (in shares)	(46,875)	(1,819,131)
Units forfeited (in shares)		32,861
Total non-vested at ending	530,861	559,218
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Total non-vested at beginning	$ 3.67	$ 7.49
Units issued	1.08	2.86
Units vested	3.88	5.16
Units forfeited		6.68
Total non-vested at ending	$ 3.56	$ 3.67